Financial instruments and risk management - Changes in credit loss impairment (Details) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Current financial assets	$ (39,265)
Current financial assets	(45,467)	$ (39,265)
Credit loss impairment
Disclosure of financial assets [line items]
Current financial assets	1,085	1,053
Write-offs	(1,050)	(565)
Expected credit losses	987	597
Current financial assets	$ 1,022	$ 1,085